Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000000470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Small Company Fund (Class A) —including sales charge
Account Value	$ 18,418	$ 18,418	$ 18,418	$ 17,946	$ 15,703	$ 18,749	$ 15,087	$ 13,765	$ 11,946	$ 14,089	$ 10,983	$ 10,112	$ 9,450
Average Annual Return, Percent	(3.03%)	4.80%	6.30%
C000000470 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Small Company Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.50%	6.00%	6.90%
C000000472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Small Company Fund (Class C) —including sales charge
Account Value	$ 18,352	$ 18,352	$ 18,352	17,870	15,636	18,825	15,262	14,028	12,257	14,572	11,450	10,615	10,000
Average Annual Return, Percent	0.94%	5.20%	6.26%
C000000472 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Small Company Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.72%	5.20%	6.26%
C000071337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Small Company Fund (Class Y)
Account Value	$ 19,964	$ 19,964	$ 19,964	19,414	16,941	20,183	16,196	14,744	12,758	15,011	11,684	10,724	10,000
Average Annual Return, Percent	2.70%	6.25%	7.16%
C000188905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV European Small Company Fund (Class R6)
Account Value	$ 20,009	$ 20,009	$ 20,009	19,434	16,943	20,158	16,163	14,695	12,713	14,944	11,622	10,701	10,000
Average Annual Return, Percent	2.82%	6.37%	7.18%
C000000473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class A) —including sales charge
Account Value	$ 18,472	$ 18,472	$ 18,472	15,854	13,017	16,731	14,463	12,842	10,312	12,118	9,865	9,245	9,450
Average Annual Return, Percent	10.10%	6.33%	6.33%
C000000473 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	nvesco Global Core Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	16.47%	7.53%	6.93%
C000000475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class C) —including sales charge
Account Value	$ 18,419	$ 18,419	$ 18,419	15,803	12,975	16,809	14,630	13,092	10,580	12,532	10,275	9,705	10,000
Average Annual Return, Percent	14.59%	6.74%	6.30%
C000000475 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	15.59%	6.74%	6.30%
C000095997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class R)
Account Value	$ 19,056	$ 19,056	$ 19,056	16,408	13,495	17,402	15,068	13,411	10,790	12,718	10,379	9,750	10,000
Average Annual Return, Percent	16.14%	7.28%	6.66%
C000071338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class Y)
Account Value	$ 20,017	$ 20,017	$ 20,017	17,152	14,050	18,010	15,529	13,747	11,009	12,909	10,483	9,799	10,000
Average Annual Return, Percent	16.71%	7.81%	7.19%
C000022912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class R5)
Account Value	$ 20,094	$ 20,094	$ 20,094	17,208	14,082	18,059	15,562	13,785	11,035	12,937	10,506	9,813	10,000
Average Annual Return, Percent	16.77%	7.83%	7.23%
C000188906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Core Equity Fund (Class R6)
Account Value	$ 20,024	$ 20,024	$ 20,024	17,141	14,019	17,970	15,469	13,695	10,958	12,837	10,440	9,784	10,000
Average Annual Return, Percent	16.83%	7.89%	7.19%
C000000476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class A) —including sales charge
Account Value	$ 15,411	$ 15,411	$ 15,411	15,826	13,867	15,629	13,202	11,984	10,118	12,440	9,324	8,571	9,450
Average Annual Return, Percent	(7.96%)	3.97%	4.42%
C000000476 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class A) —excluding sales charge
Average Annual Return, Percent	(2.62%)	5.16%	5.01%
C000000478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class C) —including sales charge
Account Value	$ 15,347	$ 15,347	$ 15,347	15,768	13,817	15,691	13,353	12,210	10,396	12,872	9,718	9,002	10,000
Average Annual Return, Percent	(4.33%)	4.37%	4.38%
C000000478 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class C) —excluding sales charge
Average Annual Return, Percent	(3.34%)	4.37%	4.38%
C000071339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class Y)
Account Value	$ 16,721	$ 16,721	$ 16,721	17,135	14,974	16,839	14,186	12,842	10,823	13,270	9,922	9,094	10,000
Average Annual Return, Percent	(2.37%)	5.42%	5.28%
C000022913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class R5)
Account Value	$ 16,966	$ 16,966	$ 16,966	17,344	15,105	16,972	14,288	12,914	10,867	13,318	9,942	9,104	10,000
Average Annual Return, Percent	(2.13%)	5.61%	5.43%
C000120709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco EQV International Small Company Fund (Class R6)
Account Value	$ 17,083	$ 17,083	$ 17,083	17,451	15,195	17,054	14,346	12,964	10,899	13,342	9,953	9,113	10,000
Average Annual Return, Percent	(2.12%)	5.67%	5.50%
C000000490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class A) —including sales charge
Account Value	$ 20,069	$ 20,069	$ 20,069	17,035	14,691	18,502	15,416	12,110	9,602	11,318	9,965	8,919	9,450
Average Annual Return, Percent	11.29%	9.38%	7.21%
C000000490 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class A) —excluding sales charge
Average Annual Return, Percent	17.79%	10.63%	7.82%
C000000492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class C) —including sales charge
Account Value	$ 19,989	$ 19,989	$ 19,989	16,967	14,632	18,570	15,598	12,344	9,867	11,713	10,385	9,364	10,000
Average Annual Return, Percent	15.84%	9.81%	7.17%
C000000492 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class C) —excluding sales charge
Average Annual Return, Percent	16.84%	9.81%	7.17%
C000000493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class R)
Account Value	$ 20,704	$ 20,704	$ 20,704	17,635	15,238	19,239	16,078	12,652	10,064	11,889	10,492	9,413	10,000
Average Annual Return, Percent	17.40%	10.35%	7.55%
C000071342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class Y)
Account Value	$ 21,771	$ 21,771	$ 21,771	18,441	15,866	19,931	16,572	12,977	10,270	12,071	10,600	9,463	10,000
Average Annual Return, Percent	18.06%	10.90%	8.09%
C000022917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class R5)
Account Value	$ 22,113	$ 22,113	$ 22,113	18,707	16,066	20,164	16,749	13,090	10,336	12,130	10,641	9,482	10,000
Average Annual Return, Percent	18.14%	11.06%	8.26%
C000120710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Equity Fund (Class R6)
Account Value	$ 22,272	$ 22,272	$ 22,272	18,842	16,163	20,267	16,825	13,142	10,375	12,170	10,658	9,490	10,000
Average Annual Return, Percent	18.20%	11.13%	8.34%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
MSCI Europe Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index (Net)
Account Value	$ 16,258	$ 16,258	$ 16,258	15,972	13,322	15,684	13,486	12,798	10,340	12,145	9,677	9,716	10,000
Average Annual Return, Percent	1.79%	4.90%	4.98%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA® Index (Net)
Account Value	$ 15,985	$ 15,985	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI World IndexSM Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM (Net)
Account Value	$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	18.67%	11.17%	9.95%
MSCI Europe Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index (Net)
Account Value	$ 16,777	$ 16,777	$ 16,777	16,940	14,517	19,960	17,343	15,214	11,788	14,717	10,860	11,090	10,000
Average Annual Return, Percent	(0.96%)	1.98%	5.31%
MSCI ACWI ex USA Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (Net)
Account Value	$ 17,346	$ 17,346	$ 17,346	16,782	14,510	18,131	16,056	14,055	11,481	14,035	10,661	10,260	10,000
Average Annual Return, Percent	3.36%	4.30%	5.66%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	$ 21,223	$ 21,223	$ 19,028	$ 16,273	$ 20,453	$ 17,813	$ 14,849	$ 11,830	$ 13,294	$ 11,595	$ 9,559	$ 10,000
Average Annual Return, Percent	11.54%	7.40%	7.82%